Taxation - Summary of Per Share Effect of Tax Holiday (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Effect of tax holiday	$ 950	$ 441
Per share effect – basic and diluted	$ 0.00	$ 0.00